Subsequent Events (Details Narrative) - $ / shares	Feb. 12, 2020	Feb. 05, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Labour experience rating account, description	On February 12, 2020, the Company received a notice from the New York State Department of Labor stating the Company has a negative balance in their experience rating account of approximately $165,000. The notice states the Company may make a voluntary payment of approximately $165,000. The Company does not expect to make this payment which will result in an increase to their future unemployment insurance rates. The Company will need to pay the max rate for a three-year period for not making the payment.
Subsequent Event [Member] | Common Stock [Member]
Number of shares converted during period, shares	490,000
Subsequent Event [Member] | Series H-6 Convertible Preferred Stock [Member]
Number of shares converted during period, shares	4,900
Subsequent Event [Member] | Separate Exchange Agreements [Member] | Series H-5 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Subsequent Event [Member] | Separate Exchange Agreements [Member] | Series H-6 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001